DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Charges

(in thousands of $)	2012	2011
Debt arrangement fees	11,836	11,836
Accumulated amortization	(10,600)	(10,056)
	1,236	1,780